Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of straight-line method over the estimated useful lives of the assets
%

Computers and software	20 - 33	(Mainly 33)
Machines	7-33
Office furniture and equipment	6 - 15	(Mainly 6)
Leasehold improvements	Over the shorter of the period of the lease or the life of the assets
Motor vehicles	15

Schedule of weighted average assumptions used in fair value for options granted
	Year ended December 31,
	2021	2020	2019

Risk-free interest	0.84%	0.51%	1.52%
Dividend yields	0	0	0
Volatility	48%	45%	55%
Expected option term	3.5 years	3.5 years	3.5 years